Goodwill and Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangibles
Schedule of intangible assets

Intangible assets at March 31, 2013 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	3.7	$110,823	$66,019	$44,804
Technology-based intangible assets	3 to 5 years	2.8	5,341	1,928	3,413
Non-compete agreements	2 years	1.9	2,767	115	2,652
Trade names	4 years	2.7	704	15	689
Trade names - indefinite	Indefinite	Indefinite	16,100	—	16,100
			$135,735	$68,077	$67,658

Intangible assets at December 31, 2012 consisted of the following:

	Estimated useful life	Weighted average remaining life	Gross cost	Accumulated amortization	Net
Customer relationships	Up to 10 years	2.6	$98,749	$63,055	$35,694
Technology-based intangible assets	5 years	1.0	2,198	1,652	546
Trade names	Indefinite	Indefinite	16,100	—	16,100

			$117,047	$64,707	$52,340

Schedule of future amortization expense of intangible assets for the next five years
	Remainder of 2013	2014	2015	2016	2017	2018	Thereafter
Amortization	$11,812	$11,875	$8,803	$6,503	$5,176	$4,335	$3,054

	2013	2014	2015	2016	2017	Thereafter
Amortization	$11,497	$7,571	$5,652	$4,435	$3,425	$3,660